BACKGROUND, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Costs and estimated earnings on uncompleted contracts, from their inception, and related amounts billed
Costs and estimated earnings on uncompleted contracts, from their inception, and related amounts billed as of December 31, 2015 and 2014 were as follows:

	December 31,
	2015	2014
Costs incurred on uncompleted contracts	$1,392.8	$1,424.9
Estimated earnings to date	324.2	324.1
	1,717.0	1,749.0
Less: Billings to date	(1,682.5)	(1,691.8)
Net costs and estimated earnings in excess of billings	$34.5	$57.2
These amounts are included in the accompanying consolidated and combined balance sheets at December 31, 2015 and 2014 as shown below. Amounts for billed retainages and receivables to be collected in excess of one year are not significant for the periods presented.

	December 31,
	2015	2014
Costs and estimated earnings in excess of billings(1)	$87.4	$139.5
Billings in excess of costs and estimated earnings on uncompleted contracts(2)	(52.9)	(82.3)
Net costs and estimated earnings in excess of billings	$34.5	$57.2

(1)	Reported as a component of "Accounts receivable, net."
(2)    Reported as a component of "Accrued expenses."